MASSACHUSETTS FINANCIAL SERVICES COMPANY

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

March 8, 2007

VIA EDGAR

United States Securities & Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          Registration Statement on Form N-14 by Massachusetts Investors Growth Stock Fund

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (i) the Securities Act of 1933, as amended, (ii) General Instruction B to Form N-14 and (iii) Item 101 of Regulation S-T, is a Registration Statement on Form N-14 (the “Registration Statement”) including the proxy statement/prospectus, statement of additional information, other information and exhibits.  No filing fee is required pursuant to General Instruction B of Form N-14.

The purpose of this Form N-14 is to effect a reorganization of MFS Growth Opportunities Fund, (“Growth Opportunities Fund”) with Massachusetts Investors Growth Stock Fund pursuant to which Massachusetts Investors Growth Stock Fund will acquire all of the assets and liabilities of the Growth Opportunities Fund (the “Reorganization”).  The Registration Statement includes a shareholder letter, notice of meeting, combined Prospectus/Proxy Statement, and forms of voting instructions card and proxy which are proposed to be used by the Growth Opportunities Fund in connection with the Growth Opportunities Fund’s Special Meeting of Shareholders expected to be held on June 7, 2007.  It is intended that definitive proxy materials be mailed to shareholders of the Growth Opportunities Fund on or around April 16, 2007.

If you have any questions or comments concerning the foregoing or the enclosed, please call the undersigned at (617) 954-5843 or Annamarie D’Angelo at (617) 954-5180.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Counsel